Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - Summary Table (Details) - USD ($)
$ in Millions
		Jun. 30, 2015	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015	Jun. 29, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Pro-Rate Share of Debt Held by Unconsolidated Affiliates						$ 454
Equity Method Investments			$ 683	$ 689	[1]	697	[1],[2]			$ 308	[2]
Business Acquisition, Consideration Transferred, Working Capital										1
Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments						$ 291
Payments to Acquire Equity Method Investments		$ 285
Business Acquisition, Consideration Transferred, Working Capital									$ 171
GCE Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			50.00%	50.00%		50.00%		49.95%
Equity Method Investments			$ 108	$ 108		$ 110	[3],[4]
Retained Earnings, Undistributed Earnings from Equity Method Investees						$ 0				$ 10
Elkhorn Ridge Wind, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage						66.70%
Percentage of Ownership	[5]					50.30%
Equity Method Investments	[5]					$ 96
San Juan Mesa Wind Project, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage						75.00%
Percentage of Ownership	[5]					56.30%
Equity Method Investments	[5]					$ 80
NRG DGPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	[6]					95.00%
Equity Method Investments			78	74		$ 71	[6]
NRG RPV Holdco [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership	[7]					95.00%
Equity Method Investments			$ 67	$ 63		$ 58	[7]
Avenal [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[4]					50.00%
Equity Method Investments	[4]					$ (9)
Utility-Scale Solar [Member] | Desert Sunlight [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			25.00%	25.00%		25.00%

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	GenConn is a variable interest entity.
[4]	The Company's interest in GenConn and Avenal increased from 49.95% to 50% on September 30, 2015.
[5]	San Juan Mesa and Elkhorn Ridge are part of the TE Wind Holdco tax equity structure, as described below. San Juan Mesa and Elkhorn Ridge are owned 75% and 66.7%, respectively, by TE Wind Holdco. The Company owns 75% of the Class B interests in TE Wind Holdco.
[6]	NRG DGPV Holdco 1 LLC is a tax equity structure and is a VIE. The related allocations are described below.
[7]	NRG RPV Holdco 1 LLC is a tax equity structure and is a VIE. The related allocations are described below.